Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related party transactions

Note 13 – Related party transactions

The relationship and the nature of related party transactions are summarized as follow:

Name of Related Party	Relationship to the Company	Nature of Transactions
Longrich Group and its subsidiaries	Controlled by a major shareholder of the Company	Purchase and operating leases
Longrich America Int’l, Inc.	Controlled by a major shareholder of the Company	Sales
Jowell Holdings Limited	Controlled by a major shareholder of the Company	Operating support

Due to related parties:

The balance in due to related parties account amounted to $925,100 and $528,472 as of December 31, 2024 and 2023, respectively. These dues to related parties, subsidiaries of Longrich Group and Jowell Holdings Limited, are typically short-term in nature, interest-free and due upon demand.

Related party lease:

As of December 31, 2024, the Company had five leases from its related party, subsidiaries of Longrich Group, which are controlled by a major shareholder of the Company. The Company is obligated to pay a quarter base rent under these lease agreements. See Note 14 for further discussion.

Related party purchases:

The Company periodically purchases merchandise from Longrich Group and its subsidiaries during the ordinary course of business. The purchases made from Longrich Group were $37,414,302, $34,258,761 and $44,886,549 for the years ended December 31, 2024, 2023 and 2022, respectively. As of December 31, 2024 and 2023, the Company had accounts payable of $70,258 and $194,818 related to these purchases.

Related party sales:

The Company made sales to related parties controlled by a major shareholder of the Company, in the amount of $17,860, $6,853 and $160,055 for the years ended December 31, 2024, 2023 and 2022, respectively. As of December 31, 2024 and 2023, the Company had accounts receivable of nil and $47,040 related to these sales.